Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Statement of Financial Position [Abstract]
Accounts receivable allowance for doubtful accounts	$ 129	$ 111
Preferred stock, par value	$ 0	$ 0
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares issued	0	0
Common stock, par value	$ 0.10	$ 0.10
Common stock, shares authorized	25,000,000	25,000,000
Common stock, shares issued	9,440,620	9,288,023